Document and Entity Information	Oct. 30, 2018
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	WILSHIRE VARIABLE INSURANCE TRUST
Central Index Key	0001026708
Amendment Flag	false
Document Creation Date	Oct. 30, 2018
Document Effective Date	Oct. 30, 2018
Prospectus Date	May 01, 2018